EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	R$ 91.3	R$ 82.0	R$ 74.1
Defined benefit obligation, at present value	1,678.1	1,854.2	2,881.7
Plan assets gain/(loss)	419.7	(352.5)	75.5
Amount up to the asset ceiling not exceeding the present value of future benefits in a defined benefit plan	57.3	56.6	27.9
Estimate Of Contributions Expected To Be Paid To Plan	231.5
Two Health Care Plans From Fundacao Zerrenner [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	R$ 633.3	R$ 665.4	R$ 603.9